Deconsolidation of Water IO Ltd. (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 24, 2026 USD ($) shares	Jun. 24, 2026 ILS (₪) ₪ / shares shares	Dec. 31, 2025 GBP (£)	Jun. 30, 2026 $ / shares	Feb. 26, 2026 $ / shares	Nov. 13, 2024 $ / shares
Deconsolidation of Water IO Ltd. (Details) [Line Items]
Sale of price, per share | $ / shares				$ 456.25	$ 1	$ 2.39
Consideration received	$ 617		£ 1
Fair value of water IO	$ 1,100
Water IO Ltd. [Member]
Deconsolidation of Water IO Ltd. (Details) [Line Items]
Sale of ordinary shares | shares	592,784	592,784
Percentage in share capital after transaction	19.60%	19.60%
Sale of price, per share | ₪ / shares		₪ 3.1
Consideration received | ₪		₪ 1,838
Gain on sale of investment	$ 1,744
Nonconsolidated Investees, Other [Member]
Deconsolidation of Water IO Ltd. (Details) [Line Items]
Equity method investment interest retained		40.00%
Minimum [Member] | Water IO Ltd. [Member]
Deconsolidation of Water IO Ltd. (Details) [Line Items]
Percentage in share capital after transaction	40.00%	40.00%